Risk management - Additional Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)
Risk management
Closing balance exchange rate | $ / $	3,822.05		4,810.20			3,822.05	4,810.20
Net position of assets and liabilities different functional currency		$ 880
Debt principal payments	$ 21,659,669		$ 16,409,494		$ 11,267,540
Open position forward non-delivery operations	$ 25,454		$ 6,625		$ 24,496
variation in the exchange rate	5.00%	5.00%
Scenario / variation in the exchange rate	1.00%	1.00%
Floating interest rate
Risk management
Borrowings, interest rate	31.02%		26.40%		25.70%	31.02%	26.40%	25.70%
Colombian Peso
Risk management
Net liabilities of companies in the group with a different functional currency						$ 16,553
Exchange difference valuation of remaining net liabilities						18
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities						16,535
variation in the exchange rate	5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation						10,270	$ 8,940
Hedging instrument at the end of the period	$ 3,140,684		$ 9,354,071		$ 4,366,336	10,270			$ 1,494,926
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Hedging instrument at the end of the period						9,942
Hedge of a net investment in a foreign operation | Isa Colombia [Member]
Risk management
Hedging instrument at the end of the period						328
Cash flow hedging
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation						6,265	5,572
Hedging instrument at the end of the period						$ 6,265	$ 5,572	$ 4,972
Designation of new coverage		$ 693		$ 600
Credit risk in Peso portfolio
Risk management
Maximum percentage of cash investment held in portfolio	10.00%	10.00%
Us Dollor Portfolio [Member]
Risk management
variation in the exchange rate	5.00%	5.00%
Scenario / variation in the exchange rate	1.00%	1.00%
Currency risk
Risk management
Increase decrease in foreign exchange rate	20.54%	20.54%